Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for consolidated financial information and in accordance with the instructions to Form 20-F and Article 10 of Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP guidance as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”) unless otherwise stated.

A summary of the significant accounting policies applied in the preparation of these consolidated financial statements is presented below, only for the categories and headings now applicable and that might be applicable in the future based on the Company’s business. These policies have been consistently applied unless otherwise stated.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and the disclosures made in the accompanying notes. Estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses and related milestone payments, share-based compensation expense, valuation of Research & Development (“R&D”) tax credits, the valuation of equity, and the recoverability of the Company’s net deferred tax assets and related valuation allowance. Estimates are periodically reviewed considering changes in circumstances, facts, and experience. Actual results may differ from these estimates under different assumptions or conditions. Changes in estimates are recorded in the period in which they become known. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below.

Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of 90 days or less at acquisition to be cash equivalents, whose amounts may at times exceed insured limits. The Company has not experienced any losses on such accounts and does not believe it is exposed to any significant credit risk. In the Consolidated Cash Flow statements, cash and cash equivalents include: cash on hand, deposits held with banks, and other short-term, highly liquid investments. In the Consolidated Balance Sheets, bank overdrafts, if any, are shown in current liabilities.

Marketable securities

Investments with an original maturity of more than (3) three months are classified as available-for-sale (“AFS”) marketable securities, with those having a remaining maturity of more than one year presented as non-current assets.

AFS securities are measured at fair value, with unrealized gains and losses recorded in Other Comprehensive Income (Loss) until realized. Purchase premiums are amortized to the earliest call date, and discounts are accreted to maturity, with related amounts recorded in interest income, net. Realized gains and losses are determined using the specific identification method and reported in other income (expense), net.

The Company evaluates AFS securities each reporting period under ASC 326 to identify any credit losses. Any credit loss is recognized in earnings, limited to the difference between fair value and amortized cost. Accrued interest receivable is reported within prepaids and other current assets and is excluded from impairment testing. Write-offs of accrued interest are recorded through the reversal of interest income and/or credit loss expense. To date, no credit losses or write-offs have been recognized. Accrued interest receivable related to AFS debt securities is presented within prepaids and other current assets and is excluded from both fair value and amortized cost when assessing impairment. The Company writes off accrued interest only when it is deemed uncollectible, recording such write-offs through reversal of interest income, credit loss expense, or both. To date, no write-offs have been necessary.

Mandatory convertible bond

The Company has issued a mandatory convertible bond (“MCB”), which does not meet the “fixed-for-fixed” equity classification test under ASC 480, as the number of shares to be delivered is variable while the monetary value of the obligation is predetermined by reference to the nominal amount and interest. Accordingly, under ASC 480-10-25-14, the MCB is classified as a liability and accounted for at fair value through profit or loss.

The MCB contains embedded features, including conversion rights, ownership caps, and conversion price ceilings, which represent embedded derivatives requiring fair value measurement in accordance with ASC 815. However, the Company has elected to value the instrument in its entirety, including the embedded derivatives under ASC 825 - the Fair Value Option. As a result, the MCB is measured at fair value, with changes in fair value recognized in the Consolidated Statement of Operations and Comprehensive Loss within “Unrealized fair value gain/loss on MCB” in the period in which they arise.

Consistent with ASC 825-10-25-3, the election of the fair value option requires that issuance costs, transaction fees, and any other directly attributable costs, including legal and due diligence expenses, be expensed immediately as incurred.

Net loss and comprehensive income (loss)

Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources. ASC 220 Comprehensive Income requires that an entity record all components of comprehensive (loss) income, net of their related tax effects, in its financial statements in the period in which they are recognized.

For the year ended December 31, 2025, the net loss was equal to €6.5 million, other comprehensive income was €77,565, and total comprehensive loss was equal to €6.5 million.

For the year ended December 31, 2024, the net loss was approximately €8.9 million, with other comprehensive loss being €142,196, and total comprehensive loss was approximately €9.1 million.

For the year ended December 31, 2023, net loss was €11.6 million with other comprehensive income being €199,131 and total comprehensive loss was €11.4 million.

Net loss per share

Net loss per share (“EPS”) is computed in accordance with U.S. GAAP. Basic EPS is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. Diluted EPS reflects potential dilution and is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period, increased by the number of additional ordinary shares that would have been outstanding if all potential ordinary shares had been issued and were dilutive.

At December 31, 2025, the Company had 23,432,183 ordinary shares issued and outstanding, with 2.3 million ordinary shares reserved for the Company’s Equity Incentive Plan 2021–2035.

At December 31, 2025, the Company had 1.9 million outstanding options and 23,502 ordinary share equivalents, in the form of underwriters’ ordinary share warrants.

Diluted EPS was not relevant at December 31, 2025, 2024, or 2023, as the effect of ordinary share equivalents, in the form of 1.9 million stock options, and 23,502 underwriters’ ordinary share warrants, would have been anti-dilutive. (See Note 14. Shareholders’ equity and Note 15. Share-based compensation.)

Foreign currency translation

The reporting and functional currency of the Company is Euros. All amounts are presented in Euros unless otherwise stated. All amounts disclosed in the consolidated financial statements and notes have been rounded to the nearest Euro unless otherwise stated. Foreign currency transactions, if any, are translated into Euros using the exchange rates prevailing at the date(s) of the transaction(s) or valuation where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Operations and Comprehensive Loss. For financial reporting purposes, the assets and liabilities of the U.S. Subsidiary are translated into EUR using exchange rates in effect at the balance sheet date. The net income/(loss) of the U.S. Subsidiary is translated into EUR using average exchange rates in effect during the reporting period. The resulting currency translation impact is recorded in Shareholders’ equity as a cumulative translation adjustment.

For the year ended 2025, the currency translation impact was approximately €70,400.

For the year ended 2024, the currency translation impact was approximately €23,400.

For the year ended 2023, the currency translation impact was approximately €15,800.

Any change in the net foreign exchange rate effect is due to the fluctuation in the USD exchange rate with the Euro.

Emerging growth company status

The Company is an “emerging growth company,” as defined in the U.S. Jumpstart Our Business Startups Act, or U.S. JOBS Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an “emerging growth company.” Section 107 of the U.S. JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period afforded by the U.S. JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and because of this election, its consolidated financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of its initial public offering (“IPO”) or such earlier time that it is no longer an “emerging growth company.”

Segment information

Operating segments are identified as components of an enterprise for which separate discrete financial information is available for evaluation by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company and its chief operating decision-maker view the Company’s current operations and the management of its biotech business in one (1) operating segment.

Tax credit on investments in research and development

In line with the legislation in force at December 31, 2025, 2024, and 2023, and for the fiscal year 2026, companies in Italy that invest in eligible research and development activities, regardless of the legal form and economic sector in which they operate, can benefit from a tax credit which can be used to reduce most taxes payable, including income tax or regional tax on productive activities, as well as social security contributions and payroll withholding taxes.

Starting with the fiscal year 2023 (“FY 2023”), for eligible R&D activities, the tax credit rate was equal to 10% of the eligible costs incurred, with a maximum annual amount of €5.0 million. In addition, the law extended the measure up to the tax period ending December 31, 2031.

The eligible activities consist of fundamental research, industrial research, and experimental development as defined in letters m), q), and j) of point 15, par. 1.3 of the Communication no. 198/2014 of the European Commission. To determine the cost basis of the benefit, the following expenses are eligible:

●	Personnel costs;

●	Depreciation charges, costs of the financial or simple lease, and other expenses related to movable tangible assets and software used in research and development projects;

●	Expenses for extra-euro research contracts concerning the direct execution of eligible research and development activities by the provider;

●	Expenses for consulting services and equivalent services related to eligible research and development activities; and,

●	Expenses for materials, supplies, and other similar products used in research and development projects.

The receivable is recognized when there is reasonable assurance that: (1) the recipient will comply with the relevant conditions; and (2) the grant will be received. The Company has elected to present research and development expenditure net of related tax credit benefit on the Consolidated Statements of Operations and Comprehensive Loss.

While these tax credits can be carried forward indefinitely, the Company recognized an amount which reflects management’s best estimate of the amount that is reasonably assured to be realized or utilized in the foreseeable future based on historical benefits realized, adjusted for expected changes, as applicable. The tax credits are recorded as an offset to research and development expenses in the Consolidated Statements of Operations and Comprehensive Loss.

Share-based compensation

To reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards based on the Company’s stock option plan (the “Equity Incentive Plan 2021–2035” or the “Plan”, originally approved on May 20, 2021 and  subsequently modified to extend the final deadline for the issuance of the common shares until December 31, 2035). The Plan was amended to ensure that all stock options granted during its term are exercisable for a period of 10 years from their respective grant dates. (Refer to Note 15. Share-Based Compensation.)

Currently, the Company has authorized options on 2,343,218 common shares (i.e., 10% of the number of shares outstanding, which was 23,432,183 common shares outstanding at December 31, 2025); however, as provided by the Plan, the Company may increase the authorized shares under the Plan up to a maximum of 2,700,000 common shares without further shareholder approval. Therefore, as the Company raises additional capital, and the total number of outstanding shares increases, the Board has the authority to issue additional options up to 2,700,000 common shares limit, without the need to obtain further authorization from shareholders, unless the number of outstanding common shares (aka ordinary shares) exceeds 27,000,000.

The Company measures its stock option awards granted to employees, officers, directors, and consultants under the Plan based on their fair value on the date of the grant and recognizes compensation expense for those awards over the requisite service period, which is normally the vesting period of the respective award. Forfeitures are accounted for as they occur. The measurement date for option awards is the date of the grant. The Company classifies stock-based compensation expense in its Consolidated Statement of Operations and Comprehensive Loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The Company chose the Black-Scholes-Merton model because it is considered easier to apply, and it is a defined equation and incorporates only one set of inputs. As a result, it is the model most commonly in use.

Representative warrants

Upon the closing of the Company’s IPO, the Company issued 23,502 warrants to the underwriters of the offering (“Warrants”). The Warrants are exercisable at a per share exercise price equal to $14.375. The Warrants are exercisable at any time and from time to time, in whole or in part, until December 13, 2026.

The Warrants provide for adjustment in the number and price of the Warrants and the ADSs underlying such Warrants in the event of recapitalization, merger, stock split, or other structural transactions, or a future financing undertaken by the Company. The Warrants were evaluated under applicable guidance and accordingly classified as equity in the consolidated financial statements.

Non-current assets right-of-use

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASC 842. The Company recognizes both lease liabilities and right-of-use assets (“ROU”) on the balance sheet for all leases, except for short-term leases (those with a lease term of 12 months or less). Lease liabilities are initially measured at the present value of the future lease payments over the lease term, discounted at the rate implicit in the lease or, if that rate is not readily determinable, the Company’s incremental borrowing rate. The ROU assets represent the lessee’s right to use the underlying asset for the lease term and are initially measured at the same amount as the corresponding lease liability. For finance leases, the Company recognizes interest expense on the lease liability and amortization expense on the ROU asset. For operating leases, lease expense is recognized on a straight-line basis over the lease term.

Fixed assets

Fixed assets are stated at cost, including any accessories and direct costs that are necessary to make the assets fit for use, and adjusted by the corresponding accumulated depreciation. Depreciation is systematically recorded in the consolidated financial statements, taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated useful economic lives. Leasehold improvements depreciation is recorded based on the shorter of the life of the leasehold improvement or the remaining term of the lease.

Ordinary maintenance costs are expensed to the Consolidated Statements of Operations and Comprehensive Loss in the year in which they are incurred. Extraordinary maintenance costs, the purpose of which is to extend the useful economic life of the asset, to technologically upgrade it and/or to increase its productivity or safety for the economic productivity of the Company, are attributed to the asset to which they refer and depreciated on the basis of its estimated useful economic life. Amortization of leasehold improvements is computed using the straight-line method based on the terms of the applicable lease or estimated useful life of the improvements, whichever is shorter.

Impairment of long-lived assets

In accordance with ASC Topic 360-10-20, “Property, Plant and Equipment,” the Company performs an impairment test whenever events or circumstances indicate that the carrying value of long-lived assets with finite lives may be impaired. Impairment is measured by comparing the carrying value of the long-lived assets to the estimated undiscounted pre-tax cash flows expected to result from the use of such assets and their ultimate disposition. In circumstances where impairment is determined to exist, the Company will write down the asset to its fair value based on the present value of estimated cash flows. To date, no impairments have been identified for the years ended December 31, 2025, 2024 and 2023.

Deferred offering costs

Deferred offering costs, which primarily consist of direct, incremental legal and accounting fees relating to fundraising activities (e.g., a registered direct offering or other fundraising activities), are capitalized within prepaid expenses and other current assets before the offering, and netted or offset with the offering proceeds upon closing of the offering.

For the year ended December 31, 2025, the Company incurred offering-related costs of approximately €1.1  million. Of this amount, approximately €12,918 related to ATM offering costs incurred in connection with the sale of ADSs pursuant to the Sales Agreement and were fully expensed as general and administrative costs in the Consolidated Statement of Operations and Comprehensive Loss. The remaining €1,057,408 related to offering costs incurred in connection with the registered direct offering and were offset against additional paid-in capital.

For the year ended December 31, 2024, the Company incurred approximately €0.2 million of costs in connection with its sales of ADSs pursuant to the Sales Agreement that were fully expensed in the Consolidated Statement of Operations and Comprehensive Loss and approximately €0.2 million of deferred due diligence costs and other preliminary activities connected to the issuance of the mandatory convertible bond which was completed in February 2025.

For the year ended December 31, 2023, the Company incurred approximately €0.3 million of ATM Offering costs that were fully expensed in the Consolidated Statement of Operations and Comprehensive Loss.

Recently issued accounting pronouncements

In November 2023, FASB issued ASU 2023-07, which amends ASC 280 to improve the information that a public entity discloses about its reportable segments and to address investor requests for more information about reportable segment expenses by requiring incremental disclosures for segment reporting. The effective date for ASU 2023-07 is for fiscal years beginning after December 15, 2023, and interim periods with fiscal years beginning after December 15, 2024. The amendment requires companies to disclose more information about their reportable segments, including: (1) significant segment expenses, (2) ‘other’ segment items, (3) the title and position of the chief operating decision maker (“CODM”), (4) how the CODM uses the reported measure(s) of segment profit or loss and (5) annual disclosures about a reportable segment’s profit or loss and assets. The Company believes that this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which modifies the rules on income tax disclosures to require disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The guidance is effective for annual periods beginning after December 15, 2024, with early adoption permitted. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company believes that this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In March 2024, FASB issued ASU 2024-01, Scope Application of Profits Interest and Similar Awards, which clarifies how an entity determines whether a profits interest or similar award (hereafter a “profits interest award”) is (1) within the scope of Accounting Standards Codification (ASC) 718, Compensation - Stock Compensation, or (2) not a share-based payment arrangement and therefore within the scope of other guidance. For public business entities, ASU 2024-01 is effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. The Company believes that this ASU does not have a material impact on its consolidated financial statements and related disclosures.

In November 2024, FASB issued ASU 2024-04, Debt – Debt with conversion and other options (subtopic 470-20): Induced conversions of convertible debt instruments which provides guidance on accounting for induced conversions of convertible debt instruments. For public business entities, ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. The Company currently does not expect this standard to have a material impact on its financial statements, as its outstanding convertible instruments are mandatory in nature and not subject to induced conversions. The Company will continue to monitor future developments for applicability.